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[NATIONWIDE LOGO]

January 4, 2000

VIA EDGAR

The United States Securities
  and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Subject: Nationwide VL Separate Account-C of
           Nationwide Life and Annuity Insurance Company
           SEC File No.  333-43639
           CIK No. 0001044822

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 ("1933 Act") and on behalf of the Nationwide VL Separate Account-C (the "Variable Account") and Nationwide Life and Annuity Insurance Company, we certify that the form of the prospectus which would have been filed under paragraphs (b) and (c) under Rule 497 does not differ from the form of the Prospectus contained in Post Effective Amendment No. 3 to the Registration Statement for the Company and the Variable Account which became effective December 30, 1999.

Please contact the undersigned at (614) 249-0075 with any questions regarding this filing.

Very truly yours,

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY


Heather Harker, Esq.
Compliance Manager

Cc:      Mr. Ron Holinsky
         Stop 5-6
         Office of Insurance Products and Legal Compliance

Home Office: One Nationwide Plaza                      Nationwide Insurance
Columbus, OH 43215-2220                                Nationwide Financial